Federated Equity Income Fund, Inc.

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUND ARE INCLUDED

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2019

1. Effective immediately, John L. Nichol, CFA, no longer serves as a portfolio manager of Federated Equity Income Fund, Inc. (the “Fund”). Accordingly, please remove all references to Mr. Nichol.

Linda Bakhshian, CA and CPA, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.

2. Effective January 1, 2020, Stephen K. Gutch, CFA, will serve as a portfolio manager of the Fund. Accordingly, please add Mr. Gutch to the section entitled “Fund Management” as follows:

“Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund's portfolio manager since January 2020.”

November 25, 2019

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

50338 (11/19)

Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Equity Income Fund, Inc.

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUND ARE INCLUDED

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2019

1. Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please make the following changes:

Effective immediately, John L. Nichol, CFA, no longer serves as a portfolio manager of Federated Equity Income Fund, Inc. (the “Fund”). Accordingly, please remove all references to Mr. Nichol.

Linda Bakhshian, CA and CPA, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.

Effective January 1, 2020, Stephen K. Gutch, CFA, will serve as a portfolio manager of the Fund. Accordingly, please add Mr. Gutch as follows:

“Stephen K. Gutch, Senior Portfolio Manager, has been the Fund's portfolio manager since January 2020.”

2. In the section entitled “PORTFOLIO MANAGEMENT INFORMATION” please make the following changes:

Effective immediately, please remove all references to Mr. Nichol.

Effective January 1, 2020, please add Mr. Gutch as follows:

“Stephen K. Gutch

Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January 2020.

Mr. Gutch is jointly responsible for the day-to-day management of the Fund. He has been with Federated since 2008; has worked in investment management since 1995; and has managed investment portfolios since 2006.  Education:  B.A., University of Rochester; M.B.A., William E. Simon Graduate School of Business Administration, also at the University of Rochester.”

November 25, 2019

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

50339 (11/19)

Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Equity Income Fund, Inc.

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUND ARE INCLUDED

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2019

Under the heading entitled “Who Manages and Provides Services to the Fund?,” please make the following changes:

Effective immediately, John L. Nichol, CFA, no longer serves as a portfolio manager of Federated Equity Income Fund, Inc. (the “Fund”). Accordingly, please remove all references to Mr. Nichol.

Linda Bakhshian, CA and CPA, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.

Effective January 1, 2020, Stephen K. Gutch, CFA, will serve as a portfolio manager of the Fund. Accordingly, please add Mr. Gutch as follows:

“The following information is provided as of September 30, 2019.

Stephen Gutch, Portfolio Manager

Types of Accounts Managed by Stephen Gutch	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$298.6 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	331/$622.4 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

“Stephen K. Gutch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. “Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five calendar year periods. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Gutch is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Gutch is responsible when his compensation is calculated may be equal or can vary.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one IPP group (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP group. At the account level, the weighting assigned to the Fund is equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).”

November 25, 2019

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

50340 (11/19)

Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.